NATURE OF OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
NATURE OF OPERATIONS AND BASIS OF PRESENTATION [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Rowan Companies, Inc., together with its subsidiaries (hereafter referred to as "Rowan" or the "Company") is a major provider of international and domestic offshore oil and gas contract drilling services and provides its services utilizing a fleet of 31 self-elevating mobile offshore "jack-up" drilling units.  The Company's primary focus is on high-specification and premium jack-up rigs, which its customers use for exploratory and development drilling and, in certain areas, well workover operations.  Additionally, the Company has three ultra-deepwater drillships under construction, the first of which is scheduled for delivery in late 2013.

Rowan conducts offshore drilling operations in various markets throughout the world including the Middle East, the U.S. Gulf of Mexico and the North Sea, among others.

The consolidated financial statements are presented in U.S. dollars in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of Rowan Companies, Inc. and its subsidiaries, all of which are wholly owned.  Intercompany balances and transactions are eliminated in consolidation.

In June and September 2011, the Company completed the sales of its manufacturing and land drilling operations, respectively.  The Company's manufacturing operations were previously reported as the “Drilling Products and Systems” and the “Mining, Forestry and Steel Products” segments, and land drilling operations were previously reported as a component of the “Drilling Services” segment.  The Company does not currently segment its continuing offshore drilling business for reporting purposes.  Results of manufacturing and land drilling operations have been reclassified to discontinued operations for all periods presented.  Similarly, assets and liabilities of discontinued operations have been segregated and included in “Assets of discontinued operations” and “Liabilities of discontinued operations,” as appropriate, in the Consolidated Balance Sheets at December 31, 2011 and 2010 (see Note 3).  As permitted under GAAP, the Company has chosen not to separately disclose cash flows pertaining to discontinued operations in the statement of cash flows.